Subsequent events - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	Nov. 01, 2024 USD ($) $ / shares	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued value		$ 127,192	$ 115,147
Series Bx Non cumulative 5year rate Reset First Preferred Shares [Member] | Non-adjusting share transaction events after reporting period [member] | Consolidated Limited Recourse Trust [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued price per share | $ / shares	$ 1,000
Shares issued value	$ 1,000
Limited Recourse Capital Notes Series Five [Member] | Non-adjusting share transaction events after reporting period [member] | Consolidated Limited Recourse Trust [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued price per share | $ / shares	$ 1,000
Shares issued value	$ 1,000
First Preferred Shares Conversion Formula	LRCN Series 5 bear interest at a fixed rate of 6.35% per annum until November 24, 2034, and thereafter at a rate per annum, reset every fifth year, equal to the 5-year U.S. Treasury Rate plus 2.257% until maturity on November 24, 2084.